Leases - Supplemental Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 13, 2023 ft²
Leases
Operating lease costs	$ 100	$ 100	$ 300	$ 300
Balance Sheet information related to operating leases
Operating lease ROU assets	99		116	250
Operating lease liabilities, current portion	116		115	111
Operating lease liabilities, long-term portion	14		41	151
Total operating lease liabilities	130		156	262
Cash flow information related to operating leases
Cash paid for amounts included in the measurement of operating leases liabilities	$ 28		$ 27	$ 228
Office and warehouse space in Irvine
Leases
Area of land | ft²					5,038
Lease term					36 months